FAIR VALUE MEASUREMENTS - Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Assets:
Derivative instruments	$ 83	$ 205
Liabilities:
Derivative instruments	184	64
Fair Value, Measurements, Recurring
Assets:
Derivative instruments	83	205
Total assets	14,677	10,396
Liabilities:
Derivative instruments	184	64
Total liabilities	184	64
Fair Value, Measurements, Recurring | U.S. government and agencies
Assets:
Investments	1,074	914
Fair Value, Measurements, Recurring | U.S. corporate debt securities
Assets:
Investments	2,003	1,800
Fair Value, Measurements, Recurring | Foreign corporate debt securities
Assets:
Investments	2,547	2,083
Fair Value, Measurements, Recurring | Municipal obligations
Assets:
Investments	0	352
Fair Value, Measurements, Recurring | Asset-backed securities
Assets:
Investments	0	4
Fair Value, Measurements, Recurring | Equity and other securities
Assets:
Investments	241	169
Fair Value, Measurements, Recurring | Money market funds
Assets:
Cash equivalents	8,641	4,866
Fair Value, Measurements, Recurring | Municipal obligations
Assets:
Cash equivalents	0	3
Fair Value, Measurements, Recurring | U.S. corporate debt securities
Assets:
Cash equivalents	23	0
Fair Value, Measurements, Recurring | Foreign corporate debt securities
Assets:
Cash equivalents	65	0
Fair Value, Measurements, Recurring | Level 1
Assets:
Derivative instruments	0	0
Total assets	9,559	5,479
Liabilities:
Derivative instruments	0	0
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. government and agencies
Assets:
Investments	682	444
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate debt securities
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate debt securities
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 1 | Municipal obligations
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 1 | Asset-backed securities
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 1 | Equity and other securities
Assets:
Investments	236	169
Fair Value, Measurements, Recurring | Level 1 | Money market funds
Assets:
Cash equivalents	8,641	4,866
Fair Value, Measurements, Recurring | Level 1 | Municipal obligations
Assets:
Cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 1 | U.S. corporate debt securities
Assets:
Cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate debt securities
Assets:
Cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 2
Assets:
Derivative instruments	83	205
Total assets	5,118	4,917
Liabilities:
Derivative instruments	184	64
Total liabilities	184	64
Fair Value, Measurements, Recurring | Level 2 | U.S. government and agencies
Assets:
Investments	392	470
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate debt securities
Assets:
Investments	2,003	1,800
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate debt securities
Assets:
Investments	2,547	2,083
Fair Value, Measurements, Recurring | Level 2 | Municipal obligations
Assets:
Investments	0	352
Fair Value, Measurements, Recurring | Level 2 | Asset-backed securities
Assets:
Investments	0	4
Fair Value, Measurements, Recurring | Level 2 | Equity and other securities
Assets:
Investments	5	0
Fair Value, Measurements, Recurring | Level 2 | Money market funds
Assets:
Cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 2 | Municipal obligations
Assets:
Cash equivalents	0	3
Fair Value, Measurements, Recurring | Level 2 | U.S. corporate debt securities
Assets:
Cash equivalents	23	0
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate debt securities
Assets:
Cash equivalents	65	0
Fair Value, Measurements, Recurring | Level 3
Assets:
Derivative instruments	0	0
Total assets	0	0
Liabilities:
Derivative instruments	0	0
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. government and agencies
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate debt securities
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate debt securities
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 3 | Municipal obligations
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 3 | Asset-backed securities
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 3 | Equity and other securities
Assets:
Investments	0	0
Fair Value, Measurements, Recurring | Level 3 | Money market funds
Assets:
Cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 3 | Municipal obligations
Assets:
Cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 3 | U.S. corporate debt securities
Assets:
Cash equivalents	0	0
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate debt securities
Assets:
Cash equivalents	$ 0	$ 0